Share reserve (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of share and capital reserve under options schemes

	2023	2022
	S$’000	S$’000
Beginning of financial year	17,692	18,658
Employee share grant and options schemes
- Value of employee services (Note 9)	5,678	3,856
- Shares issued	(9,704)	(6,490)
Non-executive director share grant and options schemes
- Value of services	541	1,848
- Shares issued	(2,992)	(180)
End of financial year	11,215	17,692

Summary of inputs into black scholes option pricing model

The fair value of options granted under the plans are determined using the Black-Scholes Option Pricing Model. The significant inputs into the model are shown below:

Share prices	$5.78 - $8.32
Exercise price	$3.45 - $8.81
Expected volatilities	32 - 42%
Dividend yield	Nil
Option life	Up to 10 years
Annual risk-free interest rates	1.61 - 2.18%

Summary of TSR market performance target condition granted under the plans

The fair value of RSUs subject to the relative TSR market performance target condition granted under the plans are determined using the Monte Carlo simulation estimated using the share price on the respective grant dates. The significant inputs in the model are shown below:

Period between grant date and performance end date	1.5 – 2.5 years
Time interval	0.003 – 0.083 years
Expected volatilities (PG)	45.7% - 62.3%
Expected volatilities (Russell Index)	20.8% - 23.3%
Average correlation coefficient to Russell Index	11.9% - 13.9%
Annual risk-free interest rates	4.67% - 5.14%

Summary of number and weighted average remaining contractual life of outstanding share options

Stock options outstanding at the end of the year have the following weighted average remaining contractual life:

	2023		2022		2021
Exercise price	Stock options outstanding	Weighted average remaining contractual life (years)	Stock options outstanding	Weighted average remaining contractual life (years)	Stock options outstanding	Weighted average remaining contractual life (years)
$3.45	1,074,273	2.33	1,119,917	3.33	1,375,699	4.35
$3.93	345,856	3.75	436,905	4.80	471,491	5.82
$4.54	295,887	4.39	316,722	5.39	423,620	6.40
$7.28	1,463,785	5.26	1,595,487	6.26	1,653,467	7.28
$8.81*	115,851	0.68	115,851	1.68	115,851	2.68
	3,295,652		3,584,882		4,040,128

*Stock Option for NED (Note 25(b))

Employee Stock Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of number and weighted average exercise prices of share options

Set out below are summaries of options granted under the ESO plan:

	2023		2022		2021
	Weighted average exercise price	Number of stock options	Weighted average exercise price	Number of stock options	Weighted average exercise price	Number of stock options
Beginning of financial year	$5.37	3,469,030	$5.24	3,924,275	$5.23	4,000,595
Exercised during the year	$3.81	(140,706)	$4.01	(423,836)	$4.01	(20,000)
Forfeited during the year	$6.95	(148,523)	$7.28	(31,409)	$4.85	(56,320)
End of financial year	$5.37	3,179,801	$5.37	3,469,030	$5.24	3,924,275
Vested and exercisable at 31 December	$5.49	2,763,166	$5.22	2,401,281	$4.83	1,883,544

Non Executive Directors Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of number and weighted average exercise prices of share options

Set out below are summaries of options granted under the NED plan:

	2023		2022		2021
	Weighted average exercise price	Number of stock options	Weighted average exercise price	Number of stock options	Weighted average exercise price	Number of stock options
Beginning and end of financial year	$8.81	115,851	$8.81	115,851	$8.81	115,851

Vested and exercisable at 31 December	$8.81	115,851	$8.81	115,851	$8.81	86,753

Summary of number and weighted average exercise prices of other equity instruments

Group	Beginning of financial year	Granted during financial year	Vested during financial year	Forfeited during financial year	End of financial year
2023	129,281	—	(129,281)	—	—
2022	258,562	—	(129,281)	—	129,281
2021	—	373,510	(114,948)	—	258,562

Omnibus Equity Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of number and weighted average exercise prices of other equity instruments

Set out below are summaries of RSUs granted under the Omnibus plan:

Group	Beginning of financial year	Granted during financial year	Vested during financial year	Forfeited during financial year	End of financial year
2023	2,467,274	2,145,018	(1,406,623)	(497,830)	2,707,839
2022	1,839,608	1,400,502	(704,784)	(68,052)	2,467,274
2021	2,335,973	22,889	(497,556)	(21,698)	1,839,608